Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue (note 18)	$ 18,248.3	$ 14,474.2	$ 9,930.8
Operating costs and expenses:
Operating (other than depreciation and amortization) (including share-based compensation) (note 13)	6,810.4	5,417.7	3,349.7
Selling, general and administrative (SG&A) (including share-based compensation) (note 13)	3,172.8	2,616.5	1,860.3
Depreciation and amortization	5,500.1	4,276.4	2,661.5
Release of litigation provision (note 17)	0.0	(146.0)	0.0
Impairment, restructuring and other operating items, net (notes 4, 9, 14 and 17)	536.8	297.5	76.2
Operating costs and expenses	16,020.1	12,462.1	7,947.7
Operating income	2,228.2	2,012.1	1,983.1
Non-operating income (expense):
Interest expense	(2,544.7)	(2,286.9)	(1,673.6)
Interest and dividend income	31.7	113.1	42.1
Realized and unrealized gains (losses) on derivative instruments, net (note 7)	88.8	(1,020.4)	(1,070.3)
Foreign currency transaction gains (losses), net	(836.5)	349.3	438.4
Realized and unrealized gains (losses) due to changes in fair values of certain investments, net (notes 6 and 8)	205.2	524.1	(10.2)
Losses on debt modification, extinguishment and conversion, net (note 10)	(186.2)	(212.2)	(213.8)
Other expense, net	(42.4)	(5.6)	(4.6)
Non-operating income (expense)	(3,284.1)	(2,538.6)	(2,492.0)
Loss from continuing operations before income taxes	(1,055.9)	(526.5)	(508.9)
Income tax benefit (expense) (note 11)	75.0	(355.5)	(75.0)
Loss from continuing operations	(980.9)	(882.0)	(583.9)
Discontinued operations (note 5):
Earnings (loss) from discontinued operations, net of taxes	0.8	(23.7)	47.1
Gain on disposal of discontinued operations, net of taxes	332.7	0.0	924.1
Discontinued operations	333.5	(23.7)	971.2
Net earnings (loss)	(647.4)	(905.7)	387.3
Net earnings attributable to noncontrolling interests	(47.6)	(58.2)	(64.5)
Net earnings (loss) attributable to Liberty Global shareholders	$ (695.0)	$ (963.9)	$ 322.8
Basic and diluted earnings (loss) attributable to Liberty Global shareholders per share (note 3):
Continuing operations (in dollars per shares)	$ (1.29)	$ (1.39)	$ (1.17)
Discontinued operations (in dollars per shares)	0.42	(0.04)	1.77
Basic and diluted earnings (loss) attributable to Liberty Global shareholders per share (in dollars per share)	$ (0.87)	$ (1.43)	$ 0.60
Weighted average ordinary shares outstanding - basic and diluted (in shares)	798,869,761	672,348,540	534,641,440